Borrowings (Tables)	12 Months Ended
Jun. 30, 2023
Financial Instruments [Abstract]
Schedule of detailed information about borrowings
Terms and conditions of outstanding borrowings as of 30 June 2023 and 2022 are as follows:

Type	Nominal Interest p.a.	Year of Maturity	2023 £’000	2022 £’000
Revolving Credit Facility	SONIA/ EURIBOR/SOFR + variable margin (1.00% - 1.65%)	2026	£—	£—